SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 4)	0 Months Ended	12 Months Ended									12 Months Ended
	Jul. 09, 2012 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Primary and Commercial Services CNY	Dec. 31, 2011 Primary and Commercial Services CNY	Dec. 31, 2012 Non-allocated CNY	Dec. 31, 2012 Significant Observable Inputs (Level 2) CNY	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2012 USD USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		106,000,000						106,000,000
Contingent consideration payable		33,773,915	44,227,000						33,773,915	44,227,000	5,421,000
Total		139,773,915	44,227,000					106,000,000	33,773,915	44,227,000
Goodwill		103,942,191							103,942,191
Goodwill impairment		10,755,000	30,614,000	0	10,755,000	26,240,000					1,726,000
Net change in fair value	1,535,865	11,989,000	25,716,000		10,453,000	25,716,000	1,536,000				$ 1,924,000